Accounts Receivable	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Accounts Receivable
7.	Accounts Receivable

Accounts receivable consist of the following:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Accounts receivable	1,169,711	1,014,672	1,052,852	171,547
Less: Allowance for doubtful accounts	(46,901)	(43,833)	(29,596)	(4,822)

	1,122,810	970,839	1,023,256	166,725

Movements in allowance for doubtful accounts:

	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Balance at the beginning of the year	(10,670)	(139)	(46,901)	(43,833)	(7,142)
Increase from acquisition of PGW	—	(46,407)	—	—	—
Provision for doubtful collection	(139)	(355)	(23)	(2,309)	(376)
Decrease due to disposal of P3A	10,670	—	—	—	—
Reversal of allowance upon collections of doubtful accounts	—	—	3,091
Write-offs	—	—	—	15,520	2,529
Exchange difference	—	—	—	1,026	167

Balance at the end of the year	(139)	(46,901)	(43,833)	(29,596)	(4,822)